Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Beginning balance	$ 26,835	$ 11,871
Issuance of shares, net of issuance cost	19,954	11,501
Conversion of promissory notes and interest payable at $2.69783 per share on August 29, 2014		3,232
Accretion of stock issuance costs	525	231
Ending balance	47,314	26,835
Series A
Beginning balance	$ 4,086	$ 4,040
Beginning balance, shares	5,198,826	5,198,826
Issuance of preferred stock	0	0
Accretion of stock issuance costs		$ 46
Ending balance	$ 4,086	$ 4,086
Ending balance, shares	5,198,826	5,198,826
Series A-1 Preferred Stock
Beginning balance	$ 7,858	$ 7,831
Beginning balance, shares	4,356,931	4,356,931
Issuance of preferred stock	0	0
Accretion of stock issuance costs	$ 42	$ 27
Ending balance	$ 7,900	$ 7,858
Ending balance, shares	4,356,931	4,356,931
Series B
Beginning balance	$ 14,891
Beginning balance, shares	6,009,202
Issuance of shares, net of issuance cost		$ 11,501
Issuance of preferred stock	0	4,811,259
Conversion of promissory notes and interest payable at $2.69783 per share on August 29, 2014		$ 3,232
Conversion of promissory notes, shares		1,197,943
Accretion of stock issuance costs	$ 481	$ 158
Ending balance	$ 15,372	$ 14,891
Ending balance, shares	6,009,202	6,009,202
Series C
Issuance of shares, net of issuance cost	$ 19,954
Issuance of preferred stock	5,274,674	0
Accretion of stock issuance costs	$ 2
Ending balance	$ 19,956
Ending balance, shares	5,274,674